Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Advertising expenses	$ 40	$ 134
Cumulative effect adjustment due to the adoption of ASU 2016-13	$ 178